Term Debt - Summary of long term debt (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Beginning Balance	$ 3,435	$ 4,722	$ 4,722	$ 1,970
Additions			981	3,941
Payments	271	483	2,082	1,393
Amortization of Note Discount	8		43	49
Effect of Currency Translation	(92)		(229)	181
Ending Balance	3,081		3,435	4,722
Less current portion	(1,064)		(1,086)	(1,800)
less RBC debt long term classified as current	(188)		(388)
Debt, net of current portion	1,829		1,961	2,922
RBC term loan
Debt Instrument [Line Items]
Beginning Balance	1,169	2,090	2,090
Additions				2,401
Payments	(187)		(804)	(419)
Amortization of Note Discount
Effect of Currency Translation	(40)		(117)	108
Ending Balance	942		1,169	2,090
BDC term loan
Debt Instrument [Line Items]
Beginning Balance	1,589	1,705	1,705
Additions				1,632
Payments
Amortization of Note Discount
Effect of Currency Translation	(52)		(116)	73
Ending Balance	1,537		1,589	1,705
SVB term loan
Debt Instrument [Line Items]
Beginning Balance		1,000	1,000	2,000
Additions
Payments			(1,000)	(1,000)
Amortization of Note Discount
Effect of Currency Translation
Ending Balance				1,000
SVB term loan-2
Debt Instrument [Line Items]
Beginning Balance	722
Additions			1,000
Payments	(83)		(278)
Amortization of Note Discount
Effect of Currency Translation
Ending Balance	639		722
Note discount
Debt Instrument [Line Items]
Beginning Balance	(45)	(73)	(73)	(30)
Additions			(19)	(92)
Payments
Amortization of Note Discount	8		43	49
Effect of Currency Translation			4
Ending Balance	(37)		(45)	(73)
Note discount | RBC term loan
Debt Instrument [Line Items]
Ending Balance				(38)
Note discount | BDC term loan
Debt Instrument [Line Items]
Ending Balance				(31)
Note discount | SVB term loan
Debt Instrument [Line Items]
Ending Balance				$ (4)